Property and Equipment - Schedule of Property and Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 794.0	$ 1,012.8
Land
Property, Plant and Equipment [Line Items]
Gaming and lottery machinery and equipment	38.5	43.0
Buildings and improvements
Property, Plant and Equipment [Line Items]
Gaming and lottery machinery and equipment	185.2	206.3
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Gaming and lottery machinery and equipment	36.0	36.2
Construction in progress
Property, Plant and Equipment [Line Items]
Gaming and lottery machinery and equipment	25.5	11.7
Other property and equipment, at cost
Property, Plant and Equipment [Line Items]
Gaming and lottery machinery and equipment	271.0	297.8
Property, plant and equipment, excluding machinery and equipment
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	(334.5)	(207.3)
Property and equipment, net	$ 221.7	$ 387.7